Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Settlement of Payables for Shares [Member] Preferred Stock [Member]	Settlement of Payables for Shares [Member] Common Stock [Member]	Settlement of Payables for Shares [Member] Additional Paid-in Capital [Member]	Settlement of Payables for Shares [Member] AOCI Attributable to Parent [Member]	Settlement of Payables for Shares [Member] Retained Earnings [Member]	Settlement of Payables for Shares [Member] Parent [Member]	Settlement of Payables for Shares [Member] Noncontrolling Interest [Member]	Settlement of Payables for Shares [Member]	Aeg Mh 02 Limited [Member] Preferred Stock [Member]	Aeg Mh 02 Limited [Member] Common Stock [Member]	Aeg Mh 02 Limited [Member] Additional Paid-in Capital [Member]	Aeg Mh 02 Limited [Member] AOCI Attributable to Parent [Member]	Aeg Mh 02 Limited [Member] Retained Earnings [Member]	Aeg Mh 02 Limited [Member] Parent [Member]	Aeg Mh 02 Limited [Member] Noncontrolling Interest [Member]	Aeg Mh 02 Limited [Member]	EverOn Energy LLC [Member] Series B Preferred Stock [Member] Preferred Stock [Member]	EverOn Energy LLC [Member] Series B Preferred Stock [Member] Common Stock [Member]	EverOn Energy LLC [Member] Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	EverOn Energy LLC [Member] Series B Preferred Stock [Member] AOCI Attributable to Parent [Member]	EverOn Energy LLC [Member] Series B Preferred Stock [Member] Retained Earnings [Member]	EverOn Energy LLC [Member] Series B Preferred Stock [Member] Parent [Member]	EverOn Energy LLC [Member] Series B Preferred Stock [Member] Noncontrolling Interest [Member]	EverOn Energy LLC [Member] Series B Preferred Stock [Member]	Hover [Member] Series B Preferred Stock [Member] Preferred Stock [Member]	Hover [Member] Series B Preferred Stock [Member] Common Stock [Member]	Hover [Member] Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Hover [Member] Series B Preferred Stock [Member] AOCI Attributable to Parent [Member]	Hover [Member] Series B Preferred Stock [Member] Retained Earnings [Member]	Hover [Member] Series B Preferred Stock [Member] Parent [Member]	Hover [Member] Series B Preferred Stock [Member] Noncontrolling Interest [Member]	Hover [Member] Series B Preferred Stock [Member]	Series C Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Common Stock [Member]	Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member] AOCI Attributable to Parent [Member]	Series C Preferred Stock [Member] Retained Earnings [Member]	Series C Preferred Stock [Member] Parent [Member]	Series C Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2023																																								0	14,381
Balance at Dec. 31, 2023																																								$ 0	$ 0	$ 27,881,000	$ (2,924,000)	$ (88,211,000)	$ (63,254,000)	$ 0	$ (63,254,000)
Settlement of Related Party Debt for Shares (in shares)																																								0	2,713
Settlement of Related Party Debt for Shares																																								$ 0	$ 0	9,841,000	0	0	9,841,000		9,841,000
Conversion of Debt (in shares)																																								0	5,623
Conversion of Debt																																								$ 0	$ 0	2,941,000	0	0	2,941,000		2,941,000
Merger Costs – Settlement of Related Party Debt and Conversion of Debt																																								$ 0	$ 0	(10,633,000)	0	0	(10,633,000)		(10,633,000)
Stock Compensation for Third Party Services (in shares)																																								0	222
Stock Compensation for Third Party Services																																								$ 0	$ 0	321,000	0	0	321,000		321,000
Shares Issued for Joint Venture Agreement (in shares)																																								0	1,000
Shares Issued for Joint Venture Agreement																																								$ 0	$ 0	1,191,000	0	0	1,191,000		1,191,000
Effects of Reverse Stock Split (in shares)																																								0	0
Shares Issuable from LiiON Acquisition (in shares)																																								0	1,250
Shares Issuable from LiiON Acquisition																																								$ 0	$ 0	288,000	0	0	288,000		288,000
Deconsolidation of Entities to Parent Company																																								0	0	13,862,000	0	0	13,862,000		13,862,000
Transfer of Debt from Parent Company																																								0	0	(9,765,000)	0	0	(9,765,000)		(9,765,000)
Foreign currency translation adjustment																																								0	0	0	245,000	0	245,000		245,000
Net income - discontinued operations																																								0	0	0	0	45,832,000	45,832,000		45,832,000
Net loss - continuing operations																																								0	0	0	0	(24,754,000)	(24,754,000)		(24,754,000)
Conversion of Debt																																								$ 0	$ 0	2,941,000	0	0	2,941,000		2,941,000
Stock compensation (in shares)																																								0	222
Foreign currency translation adjustment																																								$ 0	$ 0	0	245,000	0	245,000		245,000
Net loss																																															21,078,000
Balance (in shares) at Dec. 31, 2024																																								0	25,189
Balance at Dec. 31, 2024																																								$ 0	$ 0	35,927,000	(2,679,000)	(67,133,000)	(33,885,000)	0	(33,885,000)
Conversion of Debt (in shares)																																								0	14,684
Conversion of Debt																																								$ 0	$ 0	2,203,000		0	2,203,000	0	2,203,000
Foreign currency translation adjustment																																								0	0	0		0	(536,000)	0	(536,000)
Conversion of Debt																																								$ 0	$ 0	2,203,000		0	2,203,000	0	2,203,000
Settlement of Payables for Shares (in shares)	0	3,239
Settlement of Payables for Shares	$ 0	$ 0	$ 415,000		$ 0	$ 415,000	$ 0	$ 415,000
Debt Issuance Costs (in shares)																																								0	7,630
Debt Issuance Costs																																								$ 0	$ 0	563,000		0	563,000	0	563,000
Shares issued to AEG and AEG related (in shares)																																								10,000	0
Shares issued to AEG and AEG related																																								$ 60,000	$ 0	0		0	60,000	0	60,000
Foreign currency translation adjustment																																								$ 0	$ 0	0		0	(536,000)	0	(536,000)
Net loss																																															(180,000)
Balance (in shares) at Mar. 31, 2025																																								10,000	50,742
Balance at Mar. 31, 2025																																								$ 60,000	$ 0	39,108,000		(67,313,000)	(31,360,000)	0	(31,360,000)
Balance (in shares) at Dec. 31, 2024																																								0	25,189
Balance at Dec. 31, 2024																																								$ 0	$ 0	35,927,000	(2,679,000)	(67,133,000)	(33,885,000)	0	(33,885,000)
Conversion of Debt (in shares)																									1,150	0							3,150	0						0	140,791
Conversion of Debt																									$ 1,753	$ 0	$ 0	$ 0	$ 0	$ 1,753		$ 1,753	$ 2,831	$ 0	$ 0	$ 0	$ 0	$ 2,831	$ 2,831	$ 0	$ 0	2,336,000	0	0	2,336,000		2,336,000
Stock Compensation for Third Party Services (in shares)																																								0	262,500
Stock Compensation for Third Party Services																																								$ 0	$ 0	443,000	0	0	443,000		443,000
Shares Issuable from LiiON Acquisition (in shares)																	20,000	0
Shares Issuable from LiiON Acquisition																	$ 30,525,000	$ 0	$ 0	$ 0	$ 0	$ 30,525,000	$ 19,591,000	$ 50,116,000
Foreign currency translation adjustment																																								0	0	0	206,000	0	206,000		206,000
Conversion of Debt																									$ 1,753	$ 0	$ 0	$ 0	$ 0	$ 1,753		$ 1,753	$ 2,831	$ 0	$ 0	$ 0	$ 0	$ 2,831	$ 2,831	$ 0	$ 0	2,336,000	0	0	2,336,000		2,336,000
Settlement of Payables for Shares (in shares)	0	3,239
Settlement of Payables for Shares	$ 0	$ 0	$ 467,000	$ 0	$ 0	$ 467,000		$ 467,000
Debt Issuance Costs (in shares)																																								0	38,880
Debt Issuance Costs																																								$ 0	$ 0	813,000	0	0	813,000		813,000
Stock compensation (in shares)																																								0	262,500
Stock compensation																																								$ 0	$ 0	2,100,000	0	0	2,100,000		2,100,000
Shares issued to AEG and AEG related (in shares)									0	201,600																														60,000	0
Shares issued to AEG and AEG related									$ 0	$ 0	$ 1,418,000	$ 0	$ 0	$ 1,418,000		$ 1,418,000																								$ 60,000	$ 0	0	0	0	60,000		60,000
Shares issued to 3rd parties for Services (in shares)																																								0	53,750
Shares returned on recission of Liion (in shares)																																								0	(1,250)
Shares returned on recission of Liion																																								$ 0	$ 0	(10,000)	0	0	(10,000)		(10,000)
Deemed issuance for EverOn transaction																																								0	0	860,000	0	0	860,000		860,000
Preferred stock dividend																																								$ 10,642,000	$ 0		0	0	(0)		(0)
Preferred stock dividend																																										(10,643,000)
Fractional shares rounddown from reverse split (in shares)																																								0	(41)
Foreign currency translation adjustment																																								$ 0	$ 0	0	206,000	0	206,000		206,000
Net loss																																								$ 0	$ 0	0	0	(6,486,000)	(6,486,000)		(6,486,000)
Balance (in shares) at Dec. 31, 2025																																								84,300	724,658
Balance at Dec. 31, 2025																																								$ 45,811,000	$ 0	33,712,000	$ (2,473,000)	(73,619,000)	3,431,000	19,591,000	23,022,000
Foreign currency translation adjustment																																								0	$ 0	0		0	23,000	0	23,000
Shares issued to AEG and AEG related (in shares)																																							2,625		0
Shares issued to AEG and AEG related																																							$ 1,861,125
Foreign currency translation adjustment																																								$ 0	$ 0	0		0	23,000	0	23,000
Net loss																																															(80,000)
Balance (in shares) at Mar. 31, 2026																																								96,192	724,658
Balance at Mar. 31, 2026																																								$ 54,339,000	$ 0	$ 33,712,000		$ (73,699,000)	$ 11,902,000	$ 18,779,000	$ 30,681,000